UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment  [ ]; Amendment number:
This Amendment (Check only one.): [x] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bowling Portfolio Management, Inc.
Address:  2651 Observatory Avenue
          Cincinnati, Ohio 45208

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this
Report on Behalf of Report Manager:

Name:		Kathleen A. Wayner
Title:		Vice President
Phone:		513-871-7776
Signature, Place, and Date of Signing:

	Kathleen A. Wayner	Cincinnati, Ohio	April 14, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for This Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	$351,282,000

List of Other Included Managers:

  No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104     5056 90890.000SH       SOLE                 6150.000         84740.000
AT&T Corporation               COM              001957109     3074 54593.000SH       SOLE                 5124.000         49469.000
AXA Financial, Inc.            COM              002451102     3054 85115.000SH       SOLE                13330.000         71785.000
Abbott Laboratories            COM              002824100     1611 45780.000SH       SOLE                 1780.000         44000.000
Alcoa, Inc.                    COM              013817101     1961 27917.000SH       SOLE                 1902.000         26015.000
Allstate Corporation           COM              020002101     3539 148602.000SH      SOLE                23010.000        125592.000
American Express Co.           COM              025816109     5655 37966.000SH       SOLE                 2990.000         34976.000
American Power Conversion      COM              029066107    11904 277650.000SH      SOLE                26150.000        251500.000
Anheuser Busch Companies Inc.  COM              035229103     6844 109947.000SH      SOLE                11395.000         98552.000
Associates First Capital Corp  COM              046008108      282 13179.519SH       SOLE                  438.000         12741.519
Atlantic Richfield Co.         COM              048825103     2845 33473.000SH       SOLE                 4805.000         28668.000
BankAmerica Corp               COM              060505104     1613 30753.000SH       SOLE                 4467.000         26286.000
Bell Atlantic Corp.            COM              077853109      203 3314.000 SH       SOLE                                   3314.000
Boeing Co.                     COM              097023105     1222 32315.000SH       SOLE                 7030.000         25285.000
Canadian Pacific Limited       COM              135923100     3664 163757.000SH      SOLE                11210.000        152547.000
Cincinnati Financial           COM              172062101      210 5581.000 SH       SOLE                                   5581.000
Citigroup                      COM              172967101      217 3622.000 SH       SOLE                                   3622.000
Comcast Corp Class A           COM              200300200      526 12125.000SH       SOLE                12125.000
Computer Associates Internatio COM              204912109     7986 134925.000SH      SOLE                14000.000        120925.000
Compuware                      COM              205638109     8072 383230.000SH      SOLE                43490.000        339740.000
Conoco, Inc. Class B           COM              208251405      751 29305.050SH       SOLE                 4088.000         25217.050
Dow Chemical                   COM              260543103     1864 16353.000SH       SOLE                 1624.000         14729.000
Dupont E I De Nemours          COM              263534109      588 11104.000SH       SOLE                 1294.000          9810.000
Eastman Kodak                  COM              277461109     4337 79845.000SH       SOLE                10890.000         68955.000
FedEx Corporation              COM              31428X106     2784 71720.000SH       SOLE                 5970.000         65750.000
Federal National Mortgage Asso COM              313586109      586 10354.000SH       SOLE                 2040.000          8314.000
Ford Motor Co.                 COM              345370100     3802 82769.653SH       SOLE                 6115.000         76654.653
Freddie Mac                    COM              313400301     8311 188094.000SH      SOLE                15010.000        173084.000
GTE Corporation                COM              362320103     7844 110485.276SH      SOLE                11280.000         99205.276
Gannett Co. Inc.               COM              364730101     1867 26535.000SH       SOLE                 1040.000         25495.000
General Dynamics               COM              369550108     6044 121478.000SH      SOLE                11280.000        110198.000
General Mills                  COM              370334104      263 7272.000 SH       SOLE                                   7272.000
Hewlett Packard                COM              428236103     6937 52210.000SH       SOLE                 4455.000         47755.000
Honeywell Inc.                 COM              438516106    10438 198104.000SH      SOLE                22608.000        175496.000
Illinois Tool Works            COM              452308109      321 5816.000 SH       SOLE                                   5816.000
Intel Corp.                    COM              458140100     1563 11846.000SH       SOLE                  130.000         11716.000
International Business Machine COM              459200101     1910 16185.000SH       SOLE                 2880.000         13305.000
J.P. Morgan & Co., Inc.        COM              616880100     2094 15895.000SH       SOLE                 1950.000         13945.000
Kimberly Clark Corp.           COM              494368103     3628 64708.000SH       SOLE                 3070.000         61638.000
Knight-Ridder, Inc.            COM              499040103      486 9480.000 SH       SOLE                 1475.000          8005.000
Limited Inc.                   COM              532716107     3090 73360.000SH       SOLE                 7590.000         65770.000
Masco Corp.                    COM              574599106      232 11334.000SH       SOLE                  100.000         11234.000
McDonald's Corp.               COM              580135101     1837 49140.000SH       SOLE                 6910.000         42230.000
Merrill Lynch & Co., Inc.      COM              590188108      642 6113.000 SH       SOLE                  260.000          5853.000
Minnesota Mining & Manufacturi COM              604059105      950 10730.000SH       SOLE                  730.000         10000.000
Newell Rubbermaid Inc.         COM              651229106      753 30347.000SH       SOLE                 7610.000         22737.000
Nucor, Inc.                    COM              670346105      630 12595.000SH       SOLE                 1160.000         11435.000
Oracle Corp.                   COM              68389X105      367 4700.000 SH       SOLE                                   4700.000
PNC Bank Corp.                 COM              693475105      310 6885.000 SH       SOLE                  700.000          6185.000
PPG Industries Inc.            COM              693506107     1079 20617.000SH       SOLE                  805.000         19812.000
Philip Morris Companies        COM              718154107      963 45565.000SH       SOLE                 6310.000         39255.000
Procter & Gamble               COM              742718109     7399 130955.000SH      SOLE                14630.000        116325.000
Schering-Plough Corporation    COM              806605101      337 9090.000 SH       SOLE                                   9090.000
Seagate Technology, Inc.       COM              811804103    12251 198400.000SH      SOLE                22290.000        176110.000
Telefonos de Mexico            COM              879403780      216 3240.000 SH       SOLE                                   3240.000
Texaco, Inc.                   COM              881694103      819 15235.000SH       SOLE                 1195.000         14040.000
Transocean Sedco Forex, Inc.   COM              G90078109      258 5030.000 SH       SOLE                  731.000          4299.000
Unisys Corp.                   COM              909214108     6729 261950.000SH      SOLE                29070.000        232880.000
United Technologies Corp.      COM              913017109     2890 45730.000SH       SOLE                 4588.000         41142.000
Washington Mutual              COM              939322103     2246 84760.000SH       SOLE                16190.000         68570.000
Adams Express Co.                               006212104    53157 1422269.SH     SOLE               152607.000        1269662.968
Bancroft Convertible                            059695106      284 12798.000SH       SOLE                                  12798.000
Bergstrom Capital                               084093103      871 3234.148 SH       SOLE                                   3234.148
Castle Convertible Fund                         148443104      459 22440.000SH       SOLE                                  22440.000
Central Securities                              155123102     1866 54981.115SH       SOLE                 6830.000         48151.115
Ellsworth Convertible Fund                      289074106     1033 117234.000SH      SOLE                 3100.000        114134.000
Gabelli Convertible Securities                  36240B109      652 67700.000SH       SOLE                                  67700.000
Gabelli Global Multimedia Trus                  36239Q109     5956 337917.277SH      SOLE                40641.001        297276.276
General American Investors                      368802104    16908 429403.710SH      SOLE                44766.000        384637.710
H&Q Healthcare Investors                        404052102     2663 99555.000SH       SOLE                25090.000         74465.000
Invesco Global Health Sciences                  46128N109    17216 1008985.SH        SOLE               107771.000        901214.241
John Hancock Bank & Thrift Opp                  409735107     7256 1045970.0SH       SOLE                98390.000        947580.000
Liberty All-Star Equity Fund                    530158104     3309 295740.000SH      SOLE                52310.000        243430.000
Liberty All-Star Growth Fund I                  529900102     1493 135724.000SH      SOLE                 2034.000        133690.000
Lincoln National Convertible                    534183108      556 27360.000SH       SOLE                                  27360.000
Morgan Grenfell Smallcap Fund                   617357108     2250 137401.000SH      SOLE                14133.000        123268.000
New Germany Fund                                644465106     8453 573077.000SH      SOLE                75259.000        497818.000
Petroleum & Resources                           716549100     1959 54420.000SH       SOLE                 2140.000         52280.000
Putnam Convertible Opportunity                  746479104      304 15666.000SH       SOLE                                  15666.000
Royce Value Trust                               780910105     9299 673202.081SH      SOLE                71903.000        601299.081
Thermo Opportunity Fund                         883580102      143 11350.000SH       SOLE                 2380.000          8970.000
Tri-Continental                                 895436103    30571 1198874.SH     SOLE               131738.000        1067136.077
Van Kampen American Capital Co                  920956109     3782 118416.000SH      SOLE                                 118416.000
Equity Residential PPTYS TR Pf                  29476L826      420 17226.000SH       SOLE                                  17226.000
Wendy's Cv Pfd (TECONS) 5% A                    950588202      221 4706.000 SH       SOLE                                   4706.000
Kemper New Europe Fund Class M                  48841Y404      252 9220.000 SH       SOLE                                   9220.000
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